Average Annual Total Returns	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 1 year	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 5 years	Prospectus #1 Delaware Healthcare Fund Russell 3000® Healthcare Index 10 years or lifetime	Prospectus #1 Delaware Healthcare Fund Class A 1 year	Prospectus #1 Delaware Healthcare Fund Class A 5 years	Prospectus #1 Delaware Healthcare Fund Class A 10 years or lifetime	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 1 year	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 5 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #1 Delaware Healthcare Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #1 Delaware Healthcare Fund Class C 1 year	Prospectus #1 Delaware Healthcare Fund Class C 5 years	Prospectus #1 Delaware Healthcare Fund Class C 10 years or lifetime	Prospectus #1 Delaware Healthcare Fund Class R 1 year	Prospectus #1 Delaware Healthcare Fund Class R 5 years	Prospectus #1 Delaware Healthcare Fund Class R 10 years or lifetime	Prospectus #1 Delaware Healthcare Fund Institutional Class 1 year	Prospectus #1 Delaware Healthcare Fund Institutional Class 5 years	Prospectus #1 Delaware Healthcare Fund Institutional Class 10 years or lifetime	Prospectus #2 Delaware Small Cap Growth Fund Inception Date	Prospectus #2 Delaware Small Cap Growth Fund Russell 2000 Growth Index 1 year	Prospectus #2 Delaware Small Cap Growth Fund Russell 2000 Growth Index 5 years	Prospectus #2 Delaware Small Cap Growth Fund Russell 2000 Growth Index Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class A 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class A 5 years	Prospectus #2 Delaware Small Cap Growth Fund Class A Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #2 Delaware Small Cap Growth Fund Class A After Taxes on Distributions and Sales Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class C 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class C 5 years	Prospectus #2 Delaware Small Cap Growth Fund Class C Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Class R 1 year	Prospectus #2 Delaware Small Cap Growth Fund Class R 5 years	Prospectus #2 Delaware Small Cap Growth Fund Class R Lifetime	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class 1 year	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class 5 years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Russell 2500™ Growth Index 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Russell 2500™ Growth Index 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Russell 2500™ Growth Index 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class A 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class A 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class A After Taxes on Distributions and Sales 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class C 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class C 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class C 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class R 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class R 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class R 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class 10 years or lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 1 year	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 5 years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Lifetime	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Inception Date
Total	none	none	none	(0.74%)	13.68%	15.56%	(2.04%)	12.33%	14.01%	0.34%	10.70%	12.62%	3.56%	14.18%	15.37%	5.05%	14.75%	15.95%	5.56%	15.33%	16.53%	Jun. 30, 2016	none	none	none	(11.85%)	25.31%	24.56%	(15.60%)	19.35%	18.82%	(6.12%)	17.80%	17.32%	(7.97%)	25.81%	24.94%	(6.70%)	26.45%	25.57%	(6.20%)	27.06%	26.19%	none	none	none	(13.67%)	25.12%	17.50%	(19.84%)	21.47%	13.90%	(5.39%)	19.71%	13.36%	(9.34%)	25.65%	17.32%	(8.64%)	26.28%	22.21%	(8.12%)	26.91%	17.90%	none	none	none	May 02, 2016